Contingent Liabilities and Financial Commitments - Tax Disputes - Additional Information (Details) € in Millions, £ in Millions, R$ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2018 GBP (£) Case	Dec. 31, 2015	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 ZAR (R)	Jul. 25, 2018 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period		5 years
BRAZIL | Tax Reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 330			R$ 1,630
South Africa | Tax Reassessment | British American Tobacco South Africa
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	116				R 2.1
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount | €			€ 902
Bangladesh | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount						£ 170
EGYPT | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 102
Number of ongoing civil cases | Case	2